Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 1,026,611	$ 911,055
Raw materials	1,373,491	1,155,579
Advances to suppliers and subcontractors	414,626	266,205
Inventory, gross	2,814,728	2,332,839
Less: Provision for losses on long-term contracts	(41,032)	(34,820)
Inventories, net	2,773,696	2,298,019
Inventory write-down	47
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 167,094	$ 216,036